INCOME TAXES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Federal Income Tax
	2014	2013
Federal income tax benefit attributable to:
Current operations	$222,000	$36,000
Valuation allowance	(222,000)	(36,000)
Net provision for federal income tax	$0	$0

	2013	2012
Federal income tax (expense) benefit attributable to:
Current operations	$(73,000)	$155,000
Valuation allowance	73,000	(155,000)
Net provision for federal income tax	$0	$0

Deferred Tax Asset
	2014	2013
Deferred tax asset attributable to:
Net operating loss carryover	$4,996,000	$4,774,000
Valuation allowance	(4,996,000)	(4,774,000)
Net deferred tax asset	$0	$0

	2013	2012
Deferred tax asset attributable to:
Net operating loss carryover	$4,665,000	$4,738,000
Valuation allowance	(4,665,000)	(4,738,000)
Net deferred tax asset	$0	$0